Material related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
Material related party transactions
Schedule of major related parties and their relationships

Name of related parties	Relationship with the Group

Mr. Ye Guofu	Controlling shareholder

Mr. Li Minxin	Shareholder and a member of the key management personnel of the Group

MINI Investment Holding Limited	Under common control of the controlling shareholder

Shanghai Kerong Networks Limited	Significantly influenced of the controlling shareholder

Shenzhen Zhizhi Brand Incubation Limited (iii)	Significantly influenced of the controlling shareholder

Miniso Lifestyle Nigeria Limited (i)	Under common control of the controlling shareholder

MINISO Lifestyle Proprietary Limited (i)	Under common control of the controlling shareholder

YGF MC LIMITED	Under common control of the controlling shareholder

Minihome Hong Kong Limited (i)	Under common control of the controlling shareholder

Wow Colour Beauty Guangdong Technology Limited	Under common control of the controlling shareholder

Nome Design (Guangzhou) Limited (i)	Under common control of the controlling shareholder

Haydon (Shanghai) Technology Co., Ltd.	Under common control of the controlling shareholder

MINISO Technology (Guangzhou) Co., Ltd.	Under common control of the controlling shareholder

199 Global Holding (Guangzhou) Limited	Under common control of the controlling shareholder

Mingyou (ii)	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Service Co., Ltd.	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Management Co., Ltd.	Under common control of the controlling shareholder

ACC Super Accessories Shenzhen Technology Limited	Significantly influenced by the controlling shareholder

Henhaohe Tea Guangdong limited	Under common control of the controlling shareholder

OasVision International Limited	Under common control of the controlling shareholder

Miniso (Zhaoqing) Industrial Investment Co., Ltd.	Under common control of the controlling shareholder

Miniso Corporation	Under common control of the controlling shareholder

Note:

(i)

MINISO Lifestyle Proprietary Limited, Miniso Lifestyle Nigeria Limited, Minihome Hong Kong Limited and Nome Design (Guangzhou) Limited were subsidiaries of the Group prior to January 2020. They were sold to companies ultimately owned by Mr. Ye Guofu during the period from December 2019 to February 2020, respectively and have become related parties of the Group since then (see Note 5).

(ii)

Mingyou is a subsidiary of YGF Investment, which was an equity accounted investee of the group prior to October 27, 2021. On October 27, 2021, the Group acquired the remaining 80% interest in YGF investment, YGF investment and Mingyou became wholly-owned subsidiaries of the Group since then (see Note 19).

(iii)

The controlling shareholder sold its equity interests in Shenzhen Zhizhi Brand Incubation Limited to a third party on September 25, 2021. Shenzhen Zhizhi Brand Incubation Limited was no longer a related party of the Group since then.

Schedule of Key management personnel compensation

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	5,431	8,795	13,018
Employee compensation expense (Note 8(i) and Note 32)	4,771	—	—
Equity-settled share-based payment expenses (Note 32)	79,021	39,727	—
	89,223	48,522	13,018

Schedule of transactions with related parties

	For the year ended June 30,
	2020		2021	2022
	RMB’000		RMB’000	RMB’000
Continuing operations

Proceeds from repayment from the controlling shareholder
—Mr. Ye Guofu (i)	297,105		—	—
Cash advances to related parties
—Mr. Ye Guofu (iii)	101,462		—	—
—Nome Design (Guangzhou) Limited (iv)	5,205		—	—

Proceeds from repayment from related parties
—MINI Investment Holding Limited (ii)	—		9,508	—
—Nome Design (Guangzhou) Limited (iv)	—		5,205	—

Repayment to the controlling shareholder
—Mr. Ye Guofu (v)	—		11,946	—

Sales of lifestyle products
—Miniso Lifestyle Nigeria Limited	201		5,312	—
—OasVision International Limited	—		9,914	16,979
—MINISO Technology (Guangzhou) Co., Ltd.	—		1,271	—
—Haydon (Shanghai) Technology Co., Ltd.	—		—	11

Provision of information technology support and consulting services
—Haydon (Shanghai) Technology Co., Ltd. (vi)	—		3,050	5,688
—Wow Colour Beauty Guangdong Technology Limited (vi)	—		9,912	7,080
—ACC Super Accessories Shenzhen Technology Limited (vi)	—		—	2,651
—Henhaohe Tea Guangdong Limited (vi)	—		—	8,410

Purchase of lifestyle products
—Shanghai Kerong Networks Limited	177,367		38,148	15,465
—Shenzhen Zhizhi Brand Incubation Limited	52,385		22,220	4,407
—Wow Colour Beauty Guangdong Technology Limited	13,339		19	1,029
—Nome Design (Guangzhou) Limited	648		581	112
—Haydon (Shanghai) Technology Co., Ltd.	—		894	53
—199 Global Holding (Guangzhou) Limited	—		135	190
—ACC Super Accessories Shenzhen Technology Limited	—		—	48

Advanced payments received for purchase of lifestyle products
—Miniso Lifestyle Nigeria Limited (vii)	4,005		—	—

Provision of guarantee for a subsidiary of the then equity-accounted investee
—Mingyou (viii)	—		160,000	160,000

Purchase of catering services
—Guangzhou Chuyunju Catering Service Co., Ltd.	10,241		8,334	8,816
—Guangzhou Chuyunju Catering Management Co., Ltd.	—		—	3,104

Payment of lease liabilities
—Miniso (Zhaoqing) Industrial Investment Co., Ltd.(ix)	—		—	4,147

Discontinued operations
Disposal of discontinued operations to
—YGF MC LIMITED	—	*	—	—
—Minihome Hong Kong Limited	—	*	—	—
—MINI Investment Holding Limited	—	*	—	—

Notes:

*

The amounts were considerations in connection with the disposal of discontinued operations, each of which was less than RMB1,000. See Note 5 “Discontinued operations and assets and liabilities held for sale” for details.

(i)	Interest-free cash advances to the controlling shareholder amounting to RMB297,105,000 were repaid during the year ended June 30, 2020.
(ii)	The Group provided interest-free cash advance to MINI Investment Holding Limited amounting to RMB9,508,000 during the year ended June 30, 2019. The amount was fully repaid in July 2020.
(iii)	The Group provided interest-free cash advances to the controlling shareholder amounting to RMB101,462,000 during the year ended June 30, 2020. The amount was fully repaid during the year ended June 30, 2020.
(iv)	The Group provided interest-free cash advances to Nome Design (Guangzhou) Limited amounting to RMB5,205,000 during the period from March to June 2020. The amount was subsequently fully repaid in July 2020.
(v)	The Group settled other payables to Mr. Ye Guofu amounting to RMB11,946,000 during the year ended June 30, 2021.
(vi)	The Group entered into information technology support and consulting services agreements with Haydon (Shanghai) Technology Co., Ltd., Wow Colour Beauty Guangdong Technology Limited, ACC Super Accessories Shenzhen Technology Limited and Henhaohe Tea Guangdong limited during the years ended June 30, 2021 and 2022, under which the Group provided business management systems deployment and support services.
(vii)	The Group received advance payments for purchase of lifestyle products from Miniso Lifestyle Nigeria Limited amounting to RMB4,005,000 during the period from January to June 2020.
(viii)	On January 25, 2021, MINISO Guangzhou provided a performance guarantee to a local government for the commitment of tax levies paid by the subsidiaries of MINISO Guangzhou in that district and Mingyou (see Note 36).
(ix)	In June 2022, the Group entered into a three-year lease agreement with fixed lease payments in respect of certain properties from Miniso (Zhaoqing) Industrial Investment Co., Ltd. for storage of inventories. At the commencement date of the lease, the Group recognized a right-of-use asset and a lease liability of RMB35,438,000.

Schedule of balances with related parties

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Included in trade and other receivables from related parties:
Trade related:
—Haydon (Shanghai) Technology Co., Ltd.	—	2,150
—Wow Colour Beauty Guangdong Technology Limited	—	2,189
—ACC Super Accessories Shenzhen Technology Limited	996	527
—Henhaohe Tea Guangdong Limited	795	239
	1,791	5,105

Included in trade and other payables to related parties:
Trade related:
—Shanghai Kerong Networks Limited	1,438	1,241
—Shenzhen Zhizhi Brand Incubation Limited	1,135	—
—Wow Colour Beauty Guangdong Technology Limited	—	70
—Haydon (Shanghai) Technology Co., Ltd.	1,010	53
—Nome Design (Guangzhou) Limited	—	126
—ACC Super Accessories Shenzhen Technology Limited	—	145
—199 Global Holding (Guangzhou) Limited	94	—
—Guangzhou Chuyunju Catering Service Co., Ltd.	3,813	8,971
—Guangzhou Chuyunju Catering Management Co., Ltd.	—	3,104
	7,490	13,710
Included in prepayment to related parties:
—Miniso Corporation	—	69
	—	69
Included in lease liabilities due to related parties:
—Miniso (Zhaoqing) Industrial Investment Co., Ltd.	—	31,426
	—	31,426